UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund:  BlackRock Taxable Municipal Bond Trust (BBN) (Formerly BlackRock Build America Bond Trust)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust), 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Taxable Municipal Bond Trust (BBN) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Health — 0.4%
Ochsner Clinic Foundation, 5.90%, 5/15/45	$5,000	$5,305,080

Municipal Bonds
Arizona — 3.1%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/16 (a)	10,000	10,353,200
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (b)	25,000	29,146,000

		39,499,200
California — 35.0%
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge:
Series S-1, 6.92%, 4/01/40	13,700	18,112,496
Series S-1, 7.04%, 4/01/50	13,200	18,288,204
Series S-3, 6.91%, 10/01/50	14,000	19,184,060
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	3,790	4,595,413
City of San Francisco Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (b)	21,255	25,808,671
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	11,191,700
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (b)	13,300	17,227,623
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	6,834,950
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	16,710,204
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (b)	10,000	13,763,600

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power, RB, Build America Bonds (b):
6.17%, 7/01/40	$37,500	$42,278,250
7.00%, 7/01/41	17,225	19,931,048
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (b)	12,000	14,045,400
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	8,828,625
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (b)	20,000	22,678,600
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40 (b)	11,000	12,801,910
San Diego County Regional Airport Authority, RB, Series B, 5.59%, 7/01/43	4,000	4,354,040
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	36,828,330
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	10	9,600
State of California, GO, Build America Bonds, Various Purpose (b):
7.55%, 4/01/39	9,035	13,359,512
7.63%, 3/01/40	8,950	13,234,813
7.60%, 11/01/40	15,000	22,446,450
State of California Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (b)	18,145	25,970,031
University of California, RB, Build America Bonds (b):
5.95%, 5/15/45	24,000	29,303,040
6.30%, 5/15/50	27,010	30,867,838

		448,654,408
Colorado — 3.4%
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37 (b)	6,000	7,996,920

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Colorado (continued)
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40 (b)	$23,000	$30,190,950
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,948,950

		44,136,820
Connecticut — 1.1%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	14,476,200
District of Columbia — 2.9%
Metropolitan Washington Airports Authority, RB, Build America Bonds:
7.46%, 10/01/46	5,000	6,568,100
Series D, 8.00%, 10/01/47	10,750	13,572,735
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	16,582,050

		36,722,885
Florida — 4.6%
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (b)	23,000	25,941,470
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,704,615
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 4/01/50	12,250	12,532,240
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,927,625
Village Center Community Development District, Refunding RB (c):
5.02%, 11/01/36	13,500	14,114,790
Little Sumter Service Area, 5.02%, 10/01/36	1,335	1,405,902

		58,626,642
Georgia — 5.2%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57	26,084	31,121,864
6.66%, 4/01/57	20,665	24,400,199

Municipal Bonds	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A: (continued)
7.06%, 4/01/57	$10,000	$10,923,500

		66,445,563
Hawaii — 2.7%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40 (b)	30,500	34,397,290
Illinois — 20.5%
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40 (b)	16,015	16,980,704
Series A, 6.90%, 12/01/40	4,075	4,616,038
Chicago Transit Authority, RB (continued):
Series B, 6.90%, 12/01/40	4,900	5,550,573
City of Chicago Illinois, GO:
Build America Bonds, Series B, 7.52%, 1/01/40	14,265	14,537,462
Taxable Project, Recovery Zone, Series D, 6.26%, 1/01/40	31,625	28,216,141
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38	30,110	33,436,252
6.40%, 1/01/40	1,500	1,864,485
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40	36,000	41,024,880
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	17,177,752
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (b)	19,900	20,774,406
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,821,100
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35 (b)	15,000	17,745,000
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	6,479,000

2	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO, Build America Bonds:
6.63%, 2/01/35	$4,000	$4,080,840
6.73%, 4/01/35	6,320	6,474,018
7.35%, 7/01/35	35,855	38,684,677

		263,463,328
Indiana — 2.7%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	10,225,049
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	22,290	24,885,448

		35,110,497
Kentucky — 1.3%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (c)	9,400	10,552,478
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30 (b)	5,000	5,925,700

		16,478,178
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	705	731,860
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40	5,000	6,179,550
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42 (b)	12,000	13,265,040

		19,444,590
Michigan — 1.9%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40 (b)	10,000	10,404,900
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,452,985
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 6/01/34	6,330	5,502,669

Municipal Bonds	Par (000)	Value
Michigan (continued)
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	$2,000	$2,307,820

		24,668,374
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	9,403,760
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,553,200

		15,956,960
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Desoto County Highway Construction Project, Series B, 6.41%, 1/01/40	5,000	6,137,900
Missouri — 1.8%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	11,000	14,077,140
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41 (b)	7,000	8,918,840

		22,995,980
Nevada — 1.1%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42 (b)	10,000	11,323,600
Series C, 6.82%, 7/01/45	2,000	2,757,160

		14,080,760
New Jersey — 13.9%
County of Camden New Jersey Improvement Authority, RB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,818,150
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35	15,000	15,840,150
Series A (NPFGC), 7.43%, 2/15/29 (b)	20,974	23,716,560

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	$14,360	$15,196,039
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41	34,000	46,342,000
Series F, 7.41%, 1/01/40	6,790	9,540,290
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	8,904,260
Series C, 5.75%, 12/15/28	5,000	5,185,600
Series C, 6.10%, 12/15/28 (b)	42,500	43,629,650
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,453,199

		177,625,898
New York — 17.5%
City of New York New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31 (b)	15,000	16,650,750
City of New York New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	7,203,672
City of New York New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (b)	25,000	27,878,000
Series CC, 6.28%, 6/15/42 (b)	20,000	22,938,600
Series EE, 6.49%, 6/15/42	2,000	2,277,100
Series GG, 6.12%, 6/15/42	2,445	2,745,515
City of New York New York Transitional Finance Authority, RB, Build America Bonds, Future Tax Secured:
Sub-Series B-1, 5.57%, 11/01/38	19,000	22,958,080
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,515,067
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	2,220	2,898,565
Series C, 7.34%, 11/15/39	13,245	19,288,296
Series C-1, 6.69%, 11/15/40	13,000	17,034,550

Municipal Bonds	Par (000)	Value
New York (continued)
Nassau County Tobacco Settlement Corp., Refunding RB, Series A1, 6.83%, 6/01/21	$23,003	$22,839,795
Port Authority of New York & New Jersey, RB, Series192, 4.81%, 10/15/65	14,825	15,248,698
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40	15,000	18,060,000
State of New York Dormitory Authority, Refunding RB, Touro College & University, Series B, 5.75%, 1/01/29	10,300	10,305,974

		224,842,662
Ohio — 6.4%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	13,731,800
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (b)	30,575	38,179,002
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34 (b)	7,000	7,895,860
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (b)	10,055	11,253,657
Ohio University, RB, 5.59%, 12/01/2114	10,100	10,873,054

		81,933,373
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	4,116,210
Pennsylvania — 2.0%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	23,050	26,043,503
South Carolina — 1.0%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,000	12,697,200

4	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Municipal Bonds	Par (000)	Value
Tennessee — 3.5%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	$35,105	$45,313,183
Texas — 10.5%
City of Austin Texas, RB, Travis, Williams and Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	10,434,300
City of San Antonio Texas, RB, Build America Bonds, Series A, 6.17%, 2/01/41 (b)	19,000	21,253,780
City of San Antonio Texas, Refunding RB, Build America Bonds, Junior Lien, Series B, 6.31%, 2/01/37 (b)	35,000	39,462,850
City of San Antonio Texas Customer Facility Charge Revenue, RB, 5.87%, 7/01/45	7,500	7,732,725
County of Bexar Texas Hospital District, GO, Build America Bonds, Series B, 5.41%, 2/15/40 (b)	18,000	19,577,520
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,654,940
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	2,926,050
Katy ISD Texas, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 2/15/41 (b)	5,000	5,732,250
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,425,800

		134,200,215
Utah — 3.5%
County of Utah Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	13,631,124

Municipal Bonds	Par (000)	Value
Utah (continued)
Utah Transit Authority, RB, Build America Bonds, Subordinated, 5.71%, 6/15/40	$26,405	$30,707,695

		44,338,819
Washington — 2.0%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,728,950
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	16,100	19,938,884

		25,667,834
West Virginia — 1.7%
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	24,890	21,599,044
Total Municipal Bonds — 152.9%		1,960,405,376
Total Long-Term Investments (Cost — $1,736,867,339) — 153.3%		1,965,710,456

Short-Term Securities — 0.8%	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	10,427,423	10,427,423
Total Short-Term Securities (Cost — $10,427,423) — 0.8%		10,427,423
Total Investments (Cost — $1,747,294,762*) — 154.1%		1,976,137,879
Liabilities in Excess of Other Assets — (54.1)%		(693,588,447)

Net Assets — 100.0%		$1,282,549,432

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,747,401,267

Gross unrealized appreciation	$239,897,676
Gross unrealized depreciation	(11,161,064)

Net unrealized appreciation	$228,736,612

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

(b)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,076,047	2,351,376	10,427,423	$3,168

(e)	Represents the current yield as of period end.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.	GTD	Guaranteed	PSF	Public School Fund
ARB	Airport Revenue Bonds	HFA	Housing Finance Agency	RB	Revenue Bonds
COP	Certificates of Participation	ISD	Independent School District	SAN	State Aid Notes
EDA	Economic Development Authority	M/F	Multi-Family
GO	General Obligation Bonds	NPFGC	National Public Finance Guarantee Corp.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.50%	4/17/14	Open	$14,334,000	$14,445,288
Barclays Capital, Inc.	0.55%	4/17/14	Open	24,131,000	24,337,085
Barclays Capital, Inc.	0.50%	5/14/14	Open	24,188,000	24,385,703
Barclays Capital, Inc.	0.50%	5/14/14	Open	5,074,000	5,107,932
Barclays Capital, Inc.	0.50%	5/14/14	Open	17,483,000	17,612,908
Barclays Capital, Inc.	0.50%	5/14/14	Open	12,015,000	12,113,206
Barclays Capital, Inc.	0.65%	5/14/14	Open	9,405,000	9,481,873
Barclays Capital, Inc.	0.50%	5/14/14	Open	19,710,000	19,871,102
Barclays Capital, Inc.	0.50%	5/14/14	Open	26,343,000	26,538,743
Barclays Capital, Inc.	0.50%	5/14/14	Open	7,954,000	8,019,013
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	40,026,000	40,237,471
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	4,658,000	4,682,610
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	29,381,000	29,536,230
Bank of America Securities, Inc.	0.68%	6/3/15	Open	27,389,000	27,466,602
RBC Capital Markets LLC	0.50%	6/10/15	Open	156,511,000	156,821,848
Bank of America Securities, Inc.	0.69%	6/16/15	Open	19,353,633	19,404,452
Bank of America Securities, Inc.	0.69%	6/16/15	Open	23,398,835	23,460,277

6	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date [1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.50%	9/23/15	Open	$5,425,000	$5,427,939
Bank of America Securities, Inc.	0.68%	10/15/15	Open	24,437,500	24,445,347
RBC Capital Markets LLC	0.50%	10/20/15	Open	12,720,000	12,722,120
RBC Capital Markets LLC	0.60%	10/22/15	Open	38,531,000	38,536,780
RBC Capital Markets LLC	0.60%	10/22/15	Open	36,138,000	36,143,421
RBC Capital Markets LLC	0.60%	10/22/15	Open	11,660,000	11,661,749
RBC Capital Markets LLC	0.60%	10/22/15	Open	19,428,000	19,430,914
RBC Capital Markets LLC	0.60%	10/22/15	Open	26,580,000	26,583,987
RBC Capital Markets LLC	0.60%	10/22/15	Open	20,250,000	20,253,037
RBC Capital Markets LLC	0.60%	10/22/15	Open	11,460,000	11,461,719
RBC Capital Markets LLC	0.60%	10/22/15	Open	23,593,000	23,596,539
RBC Capital Markets LLC	0.60%	10/22/15	Open	16,313,000	16,315,447
RBC Capital Markets LLC	0.60%	10/22/15	Open	15,000,000	15,002,250
Barclays Capital, Inc.	0.60%	10/30/15	Open	9,866,469	9,866,798
Total				$732,756,437	$734,970,390

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments outstanding as of period end

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(920)	10-Year U.S. Treasury Note	December 2015	$117,472,500	$(389,459)
(1,412)	Long U.S. Treasury Bond	December 2015	$220,889,750	(1,204,300)
(920)	5-Year U.S. Treasury Note	December 2015	$110,191,563	(8,522)
Total				$(1,602,281)

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds	—	$5,305,080	—	$5,305,080
Municipal Bonds[1]	—	1,960,405,376	—	$1,960,405,376
Short-Term Securities	$10,427,423	—	—	10,427,423

Total	$10,427,423	$1,965,710,456	—	$1,976,137,879

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(1,602,281)	—	—	$(1,602,281)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Taxable Municipal Bond Trust (BBN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$6,870,950	—	—	$6,870,950
Liabilities:
Cash received as collateral for reverse repurchase agreements	—	$(4,491,000)	—	(4,491,000)
Reverse repurchase agreements	—	(734,970,390)	—	(734,970,390)

Total	$6,870,950	$(739,461,390)	—	$(732,590,440)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK TAXABLE MUNICIPAL BOND TRUST	OCTOBER 31, 2015	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust (Formerly BlackRock Build America Bond Trust)

Date: December 22, 2015